Other reserves	12 Months Ended
Dec. 31, 2023
Disclosure of reserves within equity [abstract]
Other reserves
Note 43: Other reserves

	2023 £m	2022[1] £m	2021 £m
Merger reserve	7,149	7,149	7,149
Capital redemption reserve	5,370	4,932	4,479
Revaluation reserve in respect of debt securities held at fair value through other comprehensive income	(67)	50	207
Revaluation reserve in respect of equity shares held at fair value through other comprehensive income	–	57	9
Cash flow hedging reserve	(3,766)	(5,476)	(457)
Foreign currency translation reserve	(178)	(125)	(198)
At 31 December	8,508	6,587	11,189
1    Restated for the adoption of IFRS 17; see notes 1 and 54.
The merger reserve primarily comprises the premium on shares issued in January 2009 as part of the recapitalisation of the Group and the acquisition of HBOS plc.
The capital redemption reserve represents transfers from distributable reserves in accordance with companies’ legislation upon the redemption of ordinary and preference share capital.
The revaluation reserves in respect of debt securities and equity shares held at fair value through other comprehensive income represent the cumulative after-tax unrealised change in the fair value of financial assets so classified since initial recognition; or in the case of financial assets obtained on acquisitions of businesses, since the date of acquisition.
The cash flow hedging reserve represents the cumulative after-tax gains and losses on effective cash flow hedging instruments that will be reclassified to the income statement in the periods in which the hedged item affects profit or loss.
The foreign currency translation reserve represents the cumulative after-tax gains and losses on the translation of foreign operations and exchange differences arising on financial instruments designated as hedges of the Group’s net investment in foreign operations.
Movements in other reserves were as follows:

Merger reserve	2023 £m	2022 £m	2021 £m
At 1 January	7,149	7,149	7,763
Redemption of preference shares (note 42)	–	–	(614)
At 31 December	7,149	7,149	7,149

Capital redemption reserve	2023 £m	2022 £m	2021 £m
At 1 January	4,932	4,479	4,462
Redemption of preference shares (note 42)	–	–	17
Shares cancelled under share buyback programme (see below)	438	453	–
At 31 December	5,370	4,932	4,479
In 2023 and 2022 the Group commenced and completed share buyback programmes to repurchase outstanding ordinary shares. In 2023 the Group bought back and cancelled 4,386 million shares under the programme (2022: 4,529 million shares), for a total consideration, including expenses, of £1,993 million (2022: £2,013 million). Upon cancellation, £438 million (2022: £453 million), being the nominal value of the shares repurchased, was transferred to the capital redemption reserve.

Revaluation reserve in respect of debt securities held at fair value through other comprehensive income	2023 £m	2022 £m	2021 £m
At 1 January	50	207	99
Change in fair value	(40)	(133)	133
Deferred tax	11	31	(45)
Current tax	1	8	–
	(28)	(94)	88
Income statement transfers in respect of disposals (note 11)	(122)	(92)	2
Deferred tax	35	23	20
	(87)	(69)	22
Impairment recognised in the income statement	(2)	6	(2)
At 31 December	(67)	50	207
Note 43: Other reserves continued

Revaluation reserve in respect of equity shares held at fair value through other comprehensive income	2023 £m	2022 £m	2021 £m
At 1 January	57	9	(47)
Change in fair value	(54)	44	61
Deferred tax	(3)	3	(4)
	(57)	47	57
Realised gains and losses transferred to retained profits	–	–	–
Deferred tax	–	1	(1)
	–	1	(1)
At 31 December	–	57	9

Cash flow hedging reserve	2023 £m	2022 £m	2021 £m
At 1 January	(5,476)	(457)	1,629
Change in fair value of hedging derivatives	545	(6,990)	(2,279)
Deferred tax	(160)	1,940	646
	385	(5,050)	(1,633)
Net income statement transfers	1,838	43	(621)
Deferred tax	(513)	(12)	168
	1,325	31	(453)
At 31 December	(3,766)	(5,476)	(457)

Foreign currency translation reserve	2023 £m	2022[1] £m	2021 £m
At 31 December 2021		(198)
Adjustment on the adoption of IFRS 17		(12)
At 1 January	(125)	(210)	(159)
Currency translation differences arising in the year	(53)	116	(39)
Income statement transfers	–	(31)	–
At 31 December	(178)	(125)	(198)
1    Restated for the adoption of IFRS 17; see notes 1 and 54.